Share capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

19.  Share capital

On August 21, 2025 the Company completed a share consolidation of issued and outstanding common shares on the basis of 2.5 pre-consolidated common shares for one post-consolidated common share. The share consolidation affects all issued and outstanding common shares, options, warrants, deferred share units, and restricted share units. All information relating to issued and outstanding common shares, options, warrants, other share units, and related per share amounts have been adjusted retrospectively to reflect the share consolidation.

On December 12, 2025, the Company completed the acquisition of Crescent in exchange for issuance of 11,137,558 of the Company's common shares and $20 million in cash (see Note 6). The Company also completed a concurrent bought deal private placement on December 4, 2025 raising gross proceeds of $132.3 million at an issue price of $5.54 CAD per offered share resulting from total issuance of 33,062,500 of the Company's common shares.

During the year ended December 31, 2025, the Company closed non-brokered private placements for total gross proceeds of $20.5 million through total issuance of 11,664,016 of the Company's common shares priced at approximately $2.45 CAD per share. As part of the non-brokered private placements, 1,044,000 warrants for approximately $0.6 million were issued and offset against share capital where each warrant is exercisable for one common share at an exercise price of $2.50 CAD for a period of three years starting March 31, 2025.

During the year ended December 31, 2025, the Company settled $3.0 million of transaction-related payables from the 2024 acquisition of non-controlling interests through issuance of 2,329,870 of the Company's common shares.

The Company entered into a joint venture agreement with Mr. Eric Sprott effective October 1, 2019 for 40% non-controlling interests of the Company's Galena Complex with initial contribution of $15 million to fund capital improvements and operations. On December 19, 2024, the Company completed an acquisition of the remaining 40% non-controlling interests of the Company's Galena Complex. The $18.3 million proportionate non-controlling interests' carrying amount prior to the change in ownership was derecognized from the consolidated financial statements upon completion of the acquisition.

On March 27, 2024, the Company completed an equity offering of 10,400,000 units at a price of $0.75 CAD per unit for total gross proceeds of $5.8 million. Each unit consisted of one common share and one common share purchase warrant where each warrant is exercisable for one common share at an exercise price of $1.00 CAD for a period of three years starting March 27, 2024. As part of the equity offering, approximately $0.8 million in transaction costs were incurred and offset against share capital, and 60,000 common shares and 604,008 warrants for approximately $0.1 million and $0.1 million, respectively, were issued to the Company's advisors and offset against share capital where each warrant is exercisable for one common share at an exercise price of $0.75 CAD for a period of two years starting March 27, 2024.

On December 19, 2024, the Company completed an acquisition of the remaining 40% non-controlling interests of the Company's Galena Complex in exchange for issuance of 68,000,000 of the Company's common shares, and $10 million in cash, plus monthly deliveries of 18,500 ounces of silver for a period of 36 months starting in January 2026 (see Note 11). The Company also completed a concurrent bought deal private placement of subscription receipts raising gross proceeds of $50 million CAD or $35.1 million USD at an issue price of $1.00 CAD per subscription receipt resulting from total issuance of 50,000,000 of the Company's common shares.

During fiscal 2024, the Company closed non-brokered private placements for total gross proceeds of $9.4 million through total issuance of 11,245,046 of the Company's common shares priced at approximately $1.18 CAD per share.

a.  Authorized

Authorized share capital consists of an unlimited number of common and preferred shares. No preferred shares have been issued to date.

b.  Stock option plan

The number of shares reserved for issuance under the Company's stock option plan is limited to 10% of the number of common shares which are issued and outstanding on the date of a particular grant of options. Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years, the period of time during which the options may vest and become exercisable as well as the option exercise price which shall not be less than the closing price of the Company's share on the Toronto Stock Exchange on the date immediately preceding the date of grant. The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

A summary of changes in the Company's outstanding stock options is presented below:

		Year		Year
		ended		ended
		December 31,		December 31,
		2025		2024
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	8,044	$1.67	6,948	$3.25
Granted	3,940	1.41	3,620	1.33
Exercised	(2,631)	1.72	-	-
Expired	(1,591)	2.61	(2,524)	5.55
Balance, end of year	7,762	$1.33	8,044	$1.67

The following table summarizes information on stock options outstanding and exercisable as at December 31, 2025:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$0.01 to $1.00	0.98	963	$0.78	963	$0.78
$1.01 to $2.00	3.06	6,629	1.38	1,772	1.38
$2.01 to $3.00	2.79	130	2.29	50	2.25
$3.01 to $4.00	4.63	40	3.43	-	-
		7,762	$1.33	2,785	$1.19

c.  Share-based payments

The weighted average fair value at grant date of the Company's stock options granted during the year ended December 31, 2025 was $0.59 (2024: $0.45).

The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Expected stock price volatility (1)	70%	69%
Risk free interest rate	2.94%	3.10%
Expected life	5 years	3 years
Expected forfeiture rate	3.25%	2.91%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and administrative expenses	2,070	1,199
Total share-based payments	$2,070	$1,199

(1)  Expected volatility has been based on historical volatility of the Company's publicly traded shares.

d.  Warrants

The warrants that are issued and outstanding as at December 31, 2025 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
7,040	0.75	Mar 2024	Mar 27, 2026
400,000	1.38	Jun 2023	Jun 21, 2026
4,709,400	1.00	Mar 2024	Mar 27, 2027
1,000,000	1.05	Aug 2024	Aug 14, 2027
1,044,000	2.50	Mar 2025	Mar 31, 2028
7,160,440

e.  Restricted share units:

The Company has a Restricted Share Unit Plan under which eligible directors, officers and key employees of the Company are entitled to receive awards of restricted share units settled in either cash or common shares at the Company's discretion. Prior to December 31, 2024, the Company previously elected to settle these units in cash. For cash-settled share units, the Company recognizes a corresponding increase in trade and other payables with compensation expense and the associated liability adjusted at each period end date to reflect changes in market value. As at December 31, 2025, nil (December 31, 2024: 93,630) cash-settled restricted share units are outstanding at an aggregate value of nil (December 31, 2024: $0.1 million) which is included in trade and other payables in the consolidated statement of financial position.

Effective January 1, 2025, the Company amended the application of its accounting policy for solely share-settled restricted share units where each share-settled restricted share unit is equivalent in value to the fair market value of a common share of the Company on the date of grant with the value of each award charged to compensation expense over the period of vesting with corresponding increase in equity reserve upon recognition. As at December 31, 2025, 9,469,438 (December 31, 2024: nil) share-settled restricted share units are outstanding which are included in equity reserve in the consolidated statement of financial position.

f.  Performance share units:

The Company has a Performance Share Unit Plan under which eligible directors, officers and key employees of the Company are entitled to receive awards of performance share units settled in common shares at the Company's discretion. Performance share units are fair valued on the date of grant with the fair value of each award charged to compensation expense over the period of vesting with corresponding increase in equity reserve upon recognition. The fair value of performance share units is determined using a Monte Carlo simulation approach. This approach uses random numbers, together with various market assumptions to generate potential future outcomes for share prices using Geometric Brownian Motion which is an industry standard method for simulating the expected future path of share prices.

The Company granted 1,140,730 performance share units to certain employees on August 19, 2025 which vest over 3 years and are subject to certain key performance indicators. The following assumptions were used to estimate fair value on grant date:

Number of performance share units granted	1,140,730
Average fair value per unit	$2.64
Share price	$2.22
Risk free interest rate	3.42%
Expected life	3 years
Expected volatility	71%
Expected dividends	0%
Average index share price	$43.74
Average correlation coefficient	0.54

g.  Deferred share units:

The Company has a Deferred Share Unit Plan under which eligible directors of the Company receive awards of deferred share units on a quarterly basis as payment for 50% to 100% of their director fees earned. Deferred share units are settled in either cash or common shares at the Company's discretion when the director leaves the Company's Board of Directors. The Company recognizes a charge to director fees and a corresponding increase in equity reserve upon issuance of deferred share units. As at December 31, 2025, 3,213,599 (December 31, 2024: 1,425,166) deferred share units are issued and outstanding.